Loan Commitments	12 Months Ended
Dec. 31, 2012
Loan Commitments [Abstract]
Loan Commitments
6.	Loan Commitments

Loan commitments are agreements to lend to customers as long as there is no violation of any conditions of the contracts.  Loan commitments generally have interest at current market rates, fixed expiration dates, and may require payment of a fee.  Letters of credit are commitments issued to guarantee the performance of a customer to a third party.
Loan commitments and letters of credit are made on the same terms, including collateral, as outstanding loans.  The Company's exposure to loss in the event of nonperformance by the borrower is represented by the contract amount of the commitment.
Outstanding loan commitments, lines of credit, and letters of credit at December 31, are as follows:

	2012	2011	2010
Loan commitments and lines of credit
Construction and land development	$5,486,662	$1,999,670	$8,569,169
Other	22,177,291	22,346,026	21,164,229
	$27,663,953	$24,345,696	$29,733,398

Standby letters of credit	$1,506,289	$1,486,677	$1,590,367